Financial Instruments and risks	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about financial instruments [Abstract]
Financial Instruments and risks [Text Block]

13. Financial Instruments and risks

Fair value of financial instruments

The Company applied the following fair value hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

The three levels are defined as follows:

  Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 - inputs to valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for the full term of the financial instrument.
  Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. Warrants that do not trade in active markets have been valued using the Black-Scholes pricing model. Debt instruments have been valued using the effective interest rate for the period that the Company expects to hold the instrument and not the rate to maturity.

During the year ended April 30, 2026 there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques. The following table illustrates the classification of the Company's financial assets and liabilities within their hierarchy as at April 30, 2026 and April 30, 2025:

	Financial Instrument Category (1)	Fair Value Hierarchy	April 30, 2026	April 30, 2025
			$	$
Financial assets
Cash and cash equivalents	B		427,310	96,016
Other receivables	B		1,514	634
Investments
Short-term investments	A	Level 1	-	8,620
Investments in equity instruments	A	Level 1	3,668	240
Warrants investments	A	Level 2	1,138	-

Capped call derivative options	A	Level 3	27,016	-
			460,646	105,510

Financial liabilities
Accounts payable and accrued liabilities	C		6,154	3,179
Due to related parties	C		482	285
Derivative liabilities	A	Level 3	49,482	-
Convertible notes	C		237,355	-
			293,473	3,464

(1) Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.

The table below shows the effect, at April 30, 2026, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under the following scenarios, detailed in the following table.

Instrument Level 3	Valuation Technique	Main unobservable inputs	Impacts Sens, -5% Unfavorable scenario	Impacts Sens, +5% Favourable scenario
Capped Call Derivative Options	Binomial Option-Pricing Model	Volatility	(6,777)	6,635

			Impacts Sens, -2.5% Unfavorable scenario	Impacts Sens, +2.5% Favourable scenario
Derivative Liabilities	Market calibration Model	Credit Spread	(10,137)	8,914

Risks

The Company's financial instruments are exposed to certain financial risks, including liquidity risk, credit risk and interest rate risk.

The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principle financial risks to which the Company is exposed to are:

i. Credit risk

ii. Liquidity risk

iii. Market risk

iv. Foreign Currency risk

v. Interest rate risk

vi. Price risk

The Company's Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework and reviews the Company's policies on an ongoing basis.

i. Credit risk

Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered with the Company. The Company is exposed to credit-related losses in the event of non-performance by the counterparties. The carrying amounts of financial assets best represent the maximum credit risk exposure at the reporting date. Cash and cash equivalents are held with reputable banks in Canada. The long-term credit rating of these banks, as determined by Standard and Poor's, was A+. As at April 30, 2026, the cash on deposit at these institutions was more than federally insured limits. However, management believes credit risk is low given the good credit ratings of the banks.

ii. Liquidity risk

Liquidity risk is the risk that the Company will not meet its financial obligations as they become due. The Company's approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at April 30, 2026, the Company had a cash and cash equivalents balance of $427,310 (April 30, 2025 - $96,016) to settle current liabilities of $13,301 (April 30, 2025 - $3,464).

All of the Company's financial liabilities have contractual maturities of less than 30 days and are subject to normal trade terms. The Company also has a convertible note outstanding with a maturity extending beyond 30 days. Historically, the Company's sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company's access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

Convertible Senior Notes Offering

On November 24, 2025 the Company closed an offering of 5.00% Notes for an aggregate principal amount of $300,000, which includes the exercise in full by the initial purchasers of their option to purchase an additional $50,000 of Notes (see Note 11).

The Company undiscounted contractual cash flow related to Convertible Notes amount to $17,078 within one year, $45,000 between two to four years, and $315,000 five years from the reporting date.

iii. Market risk

This risk relates to fluctuations in commodity and equity prices. The Company closely monitors commodity prices of precious and base metals, individual equity movements in investment holdings, and the stock market to determine the appropriate course of action to be taken by the Company. Fluctuations in pricing may be significant.

As of April 30, 2026, the Company has outstanding convertible senior unsecured notes that may be converted into common shares upon the occurrence of certain conditions.

In connection with the issuance of the Notes, the Company entered into capped call transactions intended to reduce potential dilution and/or offset cash settlement obligations upon conversion of the notes. The capped call transactions are subject to a cap price and will not offset dilution or settlement amounts above such price.

iv. Foreign currency risk

Foreign currency risk is the risk that a variation in exchange rates between the Canadian dollar, United States dollar, and Mexican Peso will affect the Company's operations and financial results. The Company and its subsidiaries are exposed to foreign currency risk to the extent that it has monetary assets and liabilities denominated in foreign currencies.

The Company measures the effect on total assets or total receipts of reasonably foreseen changes in interest rates and foreign exchange rates. The analysis is used to determine if these risks are material to the financial position of the Company. A 1% change in foreign exchange rate of MXN to USD would increase/decrease the net and comprehensive loss for the year ended April 30, 2026, by approximately $47 (April 30, 2025: $16). A 1% change in foreign exchange rate of CAD to USD would increase/decrease the net and comprehensive loss for the year ended April 30, 2026, by approximately $557 (April 30, 2025: $793). Actual financial results for the coming year will vary since the balances of financial assets are expected to decline as funds are used for Company expenses.

v. Interest rate risk

The Company is exposed to interest rate risk on its short-term investments and convertible notes. The Company's convertible notes bear interest at a fixed rate.

Interest rate risk is the risk that the fair value, future cash flows and short-term investments of the Company will fluctuate due to changes in market interest rates. The average interest rate earned by the Company during the year ended April 30, 2026 on its cash and cash equivalents and short-term investments was 3.63% (2025 - 2.19%). A 1% increase or decrease in the interest earned from financial institutions on cash and cash equivalents and short-term investments would result in approximately a $4,273 change in the Company's net and comprehensive loss (April 30, 2025: $960).

vi. Price risk

This risk relates to fluctuations in commodity and equity prices. The Company closely monitors commodity prices of precious and base metals, individual equity movements in investment holdings, and the stock market to determine the appropriate course of action to be taken by the Company. Fluctuations in pricing may be significant.